                        SUPPLEMENT TO THE APRIL 30, 2006
                SCHWAB VALUE ADVANTAGE INVESTMENTS(R) PROSPECTUS

EFFECTIVE FEBRUARY 7, 2007, the Schwab Value Advantage Money Fund(R) -- Investor Shares' "Fee table," on page 4 of the prospectus, is deleted and replaced with the following:

FEE TABLE (%)

SHAREHOLDER FEES
----------------------------------------------
                                          None

ANNUAL OPERATING EXPENSES
(% of average net assets)
----------------------------------------------
Management fees                           0.33
Distribution (12b-1) fees                 None
Other expenses                            0.23
                                          ----
Total annual operating expenses           0.56
Less expense reduction                    (0.11)
                                          ----
NET OPERATING EXPENSES*                   0.45
                                          ====

* Schwab and the investment adviser have agreed to permanently limit the "net operating expenses" (excluding interest, taxes and certain non-operating expenses) of the Investor Shares to 0.45%.

              PLEASE RETAIN THIS SUPPLEMENT FOR FUTURE REFERENCE.

                                                           [CHARLES SCHWAB LOGO]

(C)2007 Charles Schwab & Co., Inc. All Rights Reserved.
Member SIPC. REG37041 (02/07)